Capital - Summary of Common Shares (Details) - ₩ / shares	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Common shares	0	0
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Shares authorized	40,000,000	40,000,000	40,000,000
Par value	₩ 500	₩ 500	₩ 500
Number of shares issued	6,948,900	6,948,900	6,948,900
Common shares	3,474,450,000	3,474,450,000	3,474,450,000